Investments (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Carrying Amount Asset	$ 14,913	$ 18,539
Carrying Amount Liability	15,720	18,825
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,491	1,367
Carrying Amount Liability	2,287	1,646
Real estate joint ventures
Variable Interest Entity [Line Items]
Carrying Amount Asset	17	35
Carrying Amount Liability	22	38
Other Investments [Member]
Variable Interest Entity [Line Items]
Carrying Amount Asset	60	58
Carrying Amount Liability	66	62
Structured securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	12,809	16,454
Carrying Amount Liability	12,809	16,454
U.S. and foreign corporate
Variable Interest Entity [Line Items]
Carrying Amount Asset	536	625
Carrying Amount Liability	$ 536	$ 625